Investments - Narrative (Details) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) security	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Investments [Line Items]
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	65.00%		76.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	84.00%		87.00%
Average life of ABS	4 years
Average life of MBS	0 years
Investment management charges	$ 19	$ 6	$ 8	$ 11	$ 7
Total fixed maturities
Schedule of Investments [Line Items]
Gross unrealized losses on fixed maturities	$ 92		$ 97	68
Number of fixed maturities in an unrealized loss position | security	320		568
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Gross unrealized losses on fixed maturities	$ 8		$ 3	$ 3
Number of securities purchased with credit deterioration | security			2
Aggregate par value of securities purchased with credit deterioration, at time of purchase			$ 8
Aggregate purchase price of securities purchased with credit deterioration, at time of purchase			6
Initial allowance for purchased securities with credit deterioration	$ 1
Initial discount for purchased securities with credit deterioration			$ 1